SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2021	2020	2019
Trade receivables and other current assets	$(515)	$(2)	$(66)
Accounts payable and accrued liabilities	(282)	(91)	17
Other assets and liabilities	81	(62)	(4)
	$(716)	$(155)	$(53)